Supplement dated November 21, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Recovery and Infrastructure Fund	9/1/2013
Effective December 11, 2013, the Fund’s name will change to Columbia Global Infrastructure Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Recovery and Infrastructure Fund are deleted and replaced with Columbia Global Infrastructure Fund.
Effective December 11, 2013, the information under the caption "Principal Investment Strategies" in the "More Information About the Fund" is hereby superseded and replaced with the following:
The Fund generally seeks to invest in infrastructure-related companies that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related companies have good prospects for growth or capital appreciation). Under normal market conditions, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities issued by infrastructure-related companies. Infrastructure-related companies, for these purposes are defined as companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund investments include companies with a direct investment in infrastructure companies and in companies that operate or utilize infrastructure assets (e.g., airlines, automakers, and technology companies) or companies with indirect exposure to infrastructure investment (e.g., suppliers of construction materials). The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related companies including companies that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund may invest in companies that have market capitalizations of any size. The Fund has historically held a concentrated, more focused portfolio.
The Fund may invest up to 25% of its net assets in foreign investments.
In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental, macroeconomic and quantitative analysis with risk management techniques in identifying investment opportunities and constructing the Fund’s portfolio.
The Investment Manager considers investments based on issuer-specific factors (i.e., bottom-up factors) including:
■	valuation, in particular, a focus on issuers that are believed to be undervalued, based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations; and
■	growth potential, in particular, issuers believed to have growth potential based on factors such as effective management, as demonstrated by overall performance, and/or financial strength (the quality of its balance sheet and earnings), the issuer’s competitive positions, and its future prospects.
The Investment Manager’s consideration of macroeconomic factors may include an assessment of investment themes across the investible universe, industry trends, as well as local, regional and country-related market conditions (e.g., capital flows and economic trends).
In connection with selecting fixed-income securities, the Investment Manager also evaluates the security based on its potential to generate income and/or capital appreciation. With respect to these investments (and in addition to the above), the Investment Manager considers, among other factors:
■	the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, and call features and value relative to other securities; and
■	the local, national and global economic conditions, market conditions, and interest rate movements.
In connection with selecting hybrid securities, the Investment Manager also evaluates its conversion features.
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In evaluating whether to sell a security, in addition to considering macroeconomic factors, the Investment Manager may consider, among other factors, whether:
■	The security is believed to be overvalued relative to alternative investments;
■	The security has reached the Investment Manager’s price objective;
■	The issuer has met the Investment Manager’s earnings and/or growth expectations;
■	Other investments are believed to be more attractive; and
■	The investment no longer meets the criteria for investment described above.
In addition to the above, for fixed-income securities, the Investment Manager considers among other factors whether there is deterioration in a security’s credit rating.
In addition to the above, for hybrid securities, the Investment Manager, while taking into consideration conversion costs, may sell hybrid securities when they take on the trading characteristics of the underlying common stock prior to conversion to an equity security, or the Investment Manager may hold these securities post-conversion consistent with the Investment Manager’s outlook for equity securities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
On January 30, 2014, the information under the caption "Principal Investment Strategies" in the "Summary of the Fund" section is hereby superseded and replaced with the following:
The Fund invests in infrastructure-related securities that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related issuers have good prospects for growth or capital appreciation). Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities (equity, fixed-income and/or other “hybrid” (convertible) securities) of infrastructure-related issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related issuers are defined as U.S. or foreign companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Investments in infrastructure-related issuers may also include securities issued to finance infrastructure-related assets.
Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund’s investments include issuers with a direct investment in infrastructure-related companies and in issuers that operate or utilize infrastructure-related assets (e.g., airlines, automakers, and technology companies) or issuers with indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may also invest in securities that are intended to finance infrastructure-related activities. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related, including issuers that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund’s investments can include high-yield instruments, which are investments rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. The Fund may invest in companies that have market capitalizations of any size.
Under normal circumstances, the Fund invests at least 40% of its net assets in issuers that maintain their principal place of business or conduct their principal business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries (the 40% Global Investment Policy). The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will then endeavor to invest its assets to bring the Fund’s net assets above this 40% level, consistent with the investment manager’s view of market and other conditions and available investment opportunities. Such investments can include securities of emerging market and frontier market issuers. From time to time, the Fund may concentrate its investments in certain countries or geographic areas.
In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.
On January 30, 2014, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:

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Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging market countries (the risks of which are described below) and, as a result, the risks of investing in emerging market countries are even more magnified in frontier market countries. Increased include the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist and similar measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.
Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than a more geographically diversified fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade securities. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change.

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Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity, and the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow, the likelihood of prepayment increases. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
The rest of the section remains the same.
On January 30, 2014, the “Average Annual Total Return” table within the section of the Fund’s Summary entitled “Performance Information” is deleted in its entirety and replaced with the following:
Average Annual Total Returns After Applicable Sales Charges (for periods ended December 31, 2012)
	Share Class Inception Date	1 Year	Life of Fund
Class A	02/19/2009
returns before taxes		9.54%	23.94%
returns after taxes on distributions		9.25%	23.25%
returns after taxes on distributions and sale of Fund shares		6.59%	21.01%
Class B returns before taxes	02/19/2009	10.32%	24.49%
Class C returns before taxes	02/19/2009	14.38%	24.92%
Class I returns before taxes	02/19/2009	16.70%	26.37%
Class K returns before taxes	02/19/2009	16.43%	25.99%
Class R returns before taxes	02/19/2009	15.94%	25.47%
Class R5 returns before taxes	02/19/2009	16.70%	26.30%
Class Z returns before taxes	09/27/2010	16.53%	26.06%
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)		11.89%	15.14%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	19.49%

Effective January 30, 2014, the Fund compares its performance to that of the S&P Global Infrastructure Index (the New Index). The Fund’s investment manager made this recommendation to the Fund’s Board because the investment manager believes that the New Index provides a more appropriate basis for comparing the Fund’s performance in light of the changes made to the Fund’s name and principal investment strategies. Information on the new and old benchmarks will be included for a one-year transition period. Thereafter, only the new benchmark will be included.
The rest of the section remains the same.
On January 30, 2014, the information under the caption "Principal Investment Strategies" in the "More Information About the Fund" section is hereby superseded and replaced with the following:
The Fund invests in infrastructure-related securities that appear to be undervalued or that may be temporarily out of favor, but that the investment manager believes are entering a period of recovery (i.e., a period in which these infrastructure-related issuers have good prospects for growth or capital appreciation). Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities (equity, fixed-income and/or other “hybrid” (convertible) securities) of infrastructure-related issuers and/or securities intended primarily to finance infrastructure-related activities. Infrastructure-related issuers are defined as U.S. or foreign companies that derive at least 50% of their revenues or profits from the ownership, development, construction, operation, utilization or financing of infrastructure-related assets, or have at least 50% of the fair market value of their assets invested in infrastructure-related assets. Investments in infrastructure-related issuers may also include securities issued to finance infrastructure-related assets.
Infrastructure-related assets are the physical structures and networks which provide necessary services to society. Examples of infrastructure-related assets include transportation assets (e.g., roads, bridges, railroads, airports, seaports, tunnels), utility assets (e.g., electric transmission and distribution lines, power generation facilities, broadcast and wireless towers, gas and water

SUP213_04_001_(11/13)

distribution facilities, cable and satellite networks) and social assets (e.g., hospitals, schools, stadiums, courthouses). The Fund’s investments include issuers with a direct investment in infrastructure-related companies and in issuers that operate or utilize infrastructure-related assets (e.g., airlines, automakers, and technology companies) or issuers with indirect exposure to infrastructure-related assets (e.g., suppliers of construction materials). The Fund may also invest in securities that are intended to finance infrastructure-related activities. The Fund may invest up to 20% of its assets in securities of issuers that are not infrastructure-related, including issuers that the investment manager believes may be undervalued due to their cyclical nature, market conditions, and/or changes in the economy. The Fund’s investments can include high-yield instruments, which are investments rated below investment grade by a nationally recognized statistical rating organization, or if unrated, determined to be of comparable quality. The Fund may invest in companies that have market capitalizations of any size.
Under normal circumstances, the Fund invests at least 40% of its net assets in issuers that maintain their principal place of business or conduct their principal business activities outside the U.S., issuers that have their securities traded on non-U.S. exchanges or issuers that have been formed under the laws of non-U.S. countries (the 40% Global Investment Policy). The Fund considers an issuer to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue or profits from business outside the U.S. or has at least 50% of its sales or assets outside the U.S. From time to time, the Fund may be below this 40% level and, in such circumstances, the Fund will then endeavor to invest its assets to bring the Fund’s net assets above this 40% level, consistent with the investment manager’s view of market and other conditions and available investment opportunities. Such investments can include securities of emerging market and frontier market issuers. From time to time, the Fund may concentrate its investments in certain countries or geographic areas.
In addition to investing in individual stocks, bonds (which can include municipal securities) or other securities, the Fund may invest in publicly-traded units of master limited partnerships, real estate investment trusts (REITs) and other pooled investment vehicle and investment companies.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) combines fundamental, macroeconomic and quantitative analysis with risk management techniques in identifying investment opportunities and constructing the Fund’s portfolio.
The Investment Manager considers investments based on issuer-specific factors (i.e., bottom-up factors) including:
■	valuation, in particular, a focus on issuers that are believed to be undervalued, based on a variety of measures, including, but not limited to price-to-earnings ratios, price-to-book ratios, price-to-free cash flow, current and projected dividends, sum-of-the parts or breakup value and historic relative price valuations; and
■	growth potential, in particular, issuers believed to have growth potential based on factors such as effective management, as demonstrated by overall performance, and/or financial strength (the quality of its balance sheet and earnings), the issuer’s competitive positions, and its future prospects.
The Investment Manager’s consideration of macroeconomic factors may include an assessment of investment themes across the investible universe, industry trends, as well as local, regional and country-related market conditions (e.g., capital flows and economic trends).
In connection with selecting fixed-income securities, the Investment Manager also evaluates the security based on its potential to generate income and/or capital appreciation. With respect to these investments (and in addition to the above), the Investment Manager considers, among other factors:
■	the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, and call features and value relative to other securities; and
■	the local, national and global economic conditions, market conditions, and interest rate movements.
In connection with selecting hybrid securities, the Investment Manager also evaluates its conversion features.
In evaluating whether to sell a security, in addition to considering macroeconomic factors, the Investment Manager may consider, among other factors, whether:
■	The security is believed to be overvalued relative to alternative investments;
■	The security has reached the Investment Manager’s price objective;
■	The issuer has met the Investment Manager’s earnings and/or growth expectations;
■	Other investments are believed to be more attractive; and
■	The investment no longer meets the criteria for investment described above.
In addition to the above, for fixed-income securities, the Investment Manager considers among other factors whether there is deterioration in a security’s credit rating.

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In addition to the above, for hybrid securities, the Investment Manager, while taking into consideration conversion costs, may sell hybrid securities when they take on the trading characteristics of the underlying common stock prior to conversion to an equity security, or the Investment Manager may hold these securities post-conversion consistent with the Investment Manager’s outlook for equity securities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change.
On January 30, 2014, the section entitled "Principal Risks" in the "More Information About the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk (i.e., the risk of losses attributable to changes in interest rates) and credit risk (i.e., the risk that the issuer of a fixed-income security may or will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (i.e., the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Credit Risk. Credit risk is the risk that the issuer of a fixed-income security may or will default or otherwise become unable or unwilling, or is perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due. Various factors could affect the issuer's actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer's financial condition or in general economic conditions. Debt securities backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. If the Fund purchases unrated securities, or if the rating of a security is lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. Unrated securities held by the Fund may present increased credit risk as compared to higher-rated securities.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are even more magnified in frontier market countries. The increased risks include the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries. Some frontier market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.

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Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.
High-Yield Securities Risk. Securities rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated securities of comparable quality tend to be more sensitive to credit risk than higher-rated securities and may react more to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments have greater price fluctuations and are more likely to experience a default than higher-rated securities. High-yield securities are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities typically pay a premium — a higher interest rate or yield — because of the increased risk of loss, including default. These securities may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated securities. The securities ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated securities are more likely to have difficulty making principal and interest payments than issuers of higher-rated securities.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but may affect the value of the Fund's shares. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. As interest rates rise or spreads widen, the likelihood of prepayment decreases.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Puerto Rico, the Virgin Islands, Guam and the Northern Mariana Islands to the extent such obligations are exempt from state income taxes. Municipal securities can be significantly affected by political and legislative changes at the state or federal level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities generally pay interest that, in the opinion of bond counsel, is free from U.S. federal income tax (and, in some cases, the federal alternative minimum tax). There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion or that U.S. federal income tax law will not change. In the event the IRS determines that the issuer does not comply with relevant tax requirements or U.S. federal income tax law changes, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued, and the value of the security would likely fall. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Certain of the municipalities or territories in which the Fund may invest have recently experienced significant financial difficulties. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal security issuers of a state, territory, commonwealth or possession in which the Fund invests could affect the market values and marketability of many or all municipal obligations of such state, territory, commonwealth or possession.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might be called or otherwise converted, prepaid or redeemed before maturity. This risk is primarily associated with asset-backed securities, including mortgage-backed securities and floating rate loans. If the investment is converted, prepaid or redeemed before maturity, particularly during a time of declining interest rates or spreads, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. Conversely, as

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interest rates rise or spreads widen, the likelihood of prepayment decreases and the maturity of the investment may extend. The portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads because the Fund’s investments are locked in at a lower rate for a longer period of time.
Reinvestment Risk. Reinvestment risk is the risk that the Fund will not be able to reinvest income or principal at the same return it is currently earning.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

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